Notes Payable Related Party (Details 1) - Warrant [Member]	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019
Expected life	1 year
Volatility	102.00%
Dividend yield	0.00%	0.00%
Risk free interest rate	2.57%
Level Two [Member]
Expected life	9 months	9 months
Volatility	233.00%	233.00%
Dividend yield	0.00%	0.00%
Risk free interest rate	2.00%	2.00%